Concentration of Risk (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments Pledged As Collateral Abstract
Schedule of Foreign Currency Risk	The Company was exposed to the following foreign currency risk as at December 31, 2023 and December 31, 2022:
	December 31, 2023	December 31, 2022
	($)	($)
Cash	1,630,841	245,858
Accounts payable and accrued liabilities	(105,941)	(93,630)
	1,524,900	152,228